Income taxes	6 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Our effective tax rate was 13.0% for the three and six months ended June 30, 2019 and 2018. Our effective tax rate in any period can be impacted by revisions to the estimated full year rate.